SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) ¥ in Thousands	Mar. 31, 2026 CNY (¥)
Schedule Of Maturities Of Lease Liabilities
2027	¥ 1,164
2028	288
Total lease payments	1,452
Less: Interest	(25)
Present value of lease liabilities	1,427
Less current portion, record in current liabilities	¥ (1,141)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities
Lease liabilities – non-current	¥ 286
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities - non-current